Investment Objectives and Goals - DoubleLine Securitized Credit ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Securitized Credit ETF (DSCO)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund seeks to provide income,
Objective, Secondary [Text Block]	with a secondary objective of total return.